UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: October 31, 2010

Date of reporting period: April 30, 2010

____________________

ITEM 1.  REPORT TO STOCKHOLDERS

DAVIS NEW YORK VENTURE FUND, INC.	Table of Contents
DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND

Shareholder Letter	2

Management's Discussion of Fund Performance:
Davis Global Fund	3
Davis International Fund	5

Fund Overview:
Davis Global Fund	7
Davis International Fund	8

Expense Example	9

Schedule of Investments:
Davis Global Fund	11
Davis International Fund	15

Statements of Assets and Liabilities	19

Statements of Operations	21

Statements of Changes in Net Assets	22

Notes to Financial Statements	24

Financial Highlights	35

Director Approval of Advisory Agreements	39

Fund Information	42

Privacy Notice and Householding	43

Directors and Officers	44

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Global Fund and Davis International Fund prospectus, which contains more information about investment strategies, risks, charges, and expenses.  Please read the prospectus carefully before investing or sending money.

Shares of the Davis Global Fund and Davis International Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS NEW YORK VENTURE FUND, INC.	Shareholder Letter

Dear Fellow Shareholder,

As stewards of our customers’ savings, the management team and Directors of the Davis Global Fund and Davis International Fund recognize the importance of candid, thorough, and regular communication with our shareholders. In our Annual and Semi-Annual Reports, we include all of the required quantitative information, such as financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution.

In addition, we produce a Quarterly Review. In this review, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Quarterly Review either on our website, www.davisfunds.com, or by calling 1-800-279-0279.

We thank you for your continued trust.  We will do our best to earn it in the years ahead.

Sincerely,

Christopher C. Davis
President

June 1, 2010

DAVIS NEW YORK VENTURE FUND, INC.	Management’s Discussion of Fund Performance
DAVIS GLOBAL FUND

Performance Overview

Davis Global Fund’s Class A shares delivered a total return on net asset value of 9.94% for the six-month period ended April 30, 2010. Over the same time period, the Morgan Stanley Capital International All Country World Index (“Index”) returned 9.78%. Every sector1 within the Index delivered positive returns. The sectors within the Index that turned in the strongest performance over the six-month period were consumer discretionary, industrials, information technology, and materials. The sectors that turned in the weakest (but still positive) performance over the six-month period were telecommunication services, utilities, energy, and financials. As of April 30, 2010, the Fund had approximately 67% of its net assets invested in foreign companies, 30% in U.S. companies, and 3% in other assets and liabilities.

Factors Impacting the Fund’s Performance

The Fund’s health care companies out-performed the corresponding sector within the Index (up 12% versus up 7% for the Index) and were the most important contributors2 to performance. The Fund had a higher relative average weighting in this sector (18% versus 9% for the Index). Merck3, IDEXX Laboratories, and Sinopharm Medicine were among the most important contributors to performance. Pfizer, Sinovac Biotech, and Roche Holding were among the most important detractors from performance.

The Fund’s investment in industrial companies lagged the Index. The Fund’s industrial companies under-performed the corresponding sector within the Index (up 10% versus up 19% for the Index), but a higher relative average weighting in this strongly performing sector (16% versus 10% for the Index) resulted in industrial companies being the second most important contributor to performance. Kuehne & Nagel was among the most important contributors to performance. Clark Holdings was among the most important detractors from performance.

The Fund’s information technology companies under-performed the corresponding sector within the Index (up 2% versus up 16% for the Index) and had a lower relative average weighting in this strongly performing sector (7% versus 12% for the Index). NetEase.com was among the most important detractors from performance.

Other companies contributing to performance included Sino-Forest, America Movil, and News Corp. Other companies detracting from performance included Lagardere and China CITIC Bank. The Fund no longer owns News Corp. or Lagardere.

Davis Global Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Global Fund’s principal risks are: market risk, company risk, foreign country risk, foreign currency risk, emerging market risk, small- and medium-capitalization risk, over-the-counter risk, fees and expenses risk, and headline risk.  See the prospectus for a full description of each risk.

From its inception date in December 2004 until January 2007, shares of Davis Global Fund were not available for public sale. Only the directors, officers, and employees of the Fund or its investment adviser and sub-adviser (and the investment adviser itself and affiliated companies) were eligible to purchase Fund shares.

1     The companies included in the Morgan Stanley Capital International All Country World Index are divided into ten sectors. One or more industry groups make up a sector.

2     A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund.  For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security.  The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS NEW YORK VENTURE FUND, INC.	Management’s Discussion of Fund Performance
DAVIS GLOBAL FUND – (CONTINUED)

Comparison of a $10,000 investment in Davis Global Fund Class A versus the Morgan Stanley Capital International All Country World Index (MSCI ACWI®) and the Morgan Stanley Capital International (MSCI) World Index for an investment made on December 22, 2004

Average Annual Total Return for periods ended April 30, 2010

Fund & Benchmark Indices	1-Year	5-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	47.28%	5.42%	5.04%	12/22/04	1.06%	1.06%
Class A - with sales charge	40.28%	4.40%	4.09%	12/22/04	1.06%	1.06%
Class B**	41.61%	4.00%	3.81%	12/22/04	2.27%	2.27%
Class C**	44.73%	4.36%	3.98%	12/22/04	2.05%	2.05%
Class Y	47.57%	N/A	(10.43)%	07/25/07	0.82%	0.82%
MSCI ACWI®***	39.30%	4.44%	3.77%
MSCI World Index***	37.02%	3.35%	2.72%

The MSCI ACWI® is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Index includes reinvestment of dividends, net of foreign withholding taxes.  Investments cannot be made directly in the Index.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets of countries in North America, Europe, and the Asia/Pacific Region. The Index includes reinvestment of dividends, net of foreign withholding taxes.  Investments cannot be made directly in the Index.

The performance data for Davis Global Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

*Reflects 4.75% front-end sales charge.

**Includes any applicable contingent deferred sales charge.

***Inception return is from December 22, 2004.

DAVIS NEW YORK VENTURE FUND, INC.	Management’s Discussion of Fund Performance
DAVIS INTERNATIONAL FUND

Performance Overview

Davis International Fund’s Class A shares delivered a total return on net asset value of 8.36% for the six-month period ended April 30, 2010. Over the same time period, the Morgan Stanley Capital International All Country World Index ex USA (“Index”) returned 5.76%. Every sector1 within the Index (except telecommunication services) delivered positive returns. The sectors within the Index delivering the strongest performance over the six-month period were information technology, materials, industrials, and consumer discretionary. In addition to telecommunication services, the sectors delivering the weakest (but still positive) performance over the six-month period were utilities and financials. As of April 30, 2010, the Fund had approximately 96% of its net assets invested in foreign companies, 2% in U.S. companies, and 2% in other assets and liabilities.

Factors Impacting the Fund’s Performance

The Fund’s material companies out-performed the corresponding sector within the Index (up 22% versus up 15% for the Index) and were the most important contributors2 to the Fund’s performance. The Fund had an average weighting in this sector approximately equal to the Index (both 12%). Sino-Forest3 was among the most important contributors to performance.

The Fund’s investment in industrial companies lagged the Index. The Fund’s industrial companies under-performed the corresponding sector within the Index (up 9% versus up 11% for the Index), but a higher average weighting in this strongly performing sector (17% versus 10% for the Index) resulted in industrial companies being the second most important contributor to performance. Kuehne & Nagel was among the most important contributors to performance.

Financial companies also made important contributions to performance, out-performing the corresponding sector within the Index (up 5% versus up 1% for the Index). RHJ International and Power Corp. of Canada were among the most important contributors to performance. China CITIC Bank, Derwent London, and Banco Santander Brasil were among the most important detractors from performance.  The Fund no longer owns Power Corp. of Canada or Derwent London.

The Fund’s health care companies out-performed the corresponding sector within the Index (up 8% versus up 2% for the Index). Sinopharm Medicine and Essilor International were among the most important contributors to performance. Sanofi-Aventis, Sinovac Biotech, and Roche Holding were among the most important detractors from performance.

Information technology companies owned by the Fund lagged the Index, under-performing the corresponding sector within the Index by approximately 22% (down 5% versus up 17% for the Index). NetEase.com was among the most important detractors from performance.

Other companies contributing to performance included America Movil and Tenaris. Other companies detracting from performance included Lagardere and China Resources. The Fund no longer owns Lagardere.

Davis International Fund’s investment objective is long-term growth of capital.  There can be no assurance that the Fund will achieve its objective.  Davis International Fund’s principal risks are: market risk, company risk, foreign country risk, foreign currency risk, emerging market risk, small- and medium-capitalization risk, fees and expenses risk, and headline risk.  See the prospectus for a full description of each risk.

From its inception date in December 2006 until January 2010, shares of Davis International Fund were not available for public sale. Only the directors, officers, and employees of the Fund or its investment adviser and sub-adviser (and the investment adviser itself and affiliated companies) were eligible to purchase Fund shares.

1      The companies included in the Morgan Stanley Capital International All Country World Index ex USA are divided into ten sectors.  One or more industry groups make up a sector.

2      A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3      This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS NEW YORK VENTURE FUND, INC.	Management’s Discussion of Fund Performance
DAVIS INTERNATIONAL FUND – (CONTINUED)

Comparison of a $10,000 investment in Davis International Fund Class A versus the Morgan Stanley Capital International All Country World Index ex USA (MSCI ACWI® ex USA) and the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE®) for an investment made on December 29, 2006

Average Annual Total Return for periods ended April 30, 2010

Fund & Benchmark Indices	1-Year	3-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	45.16%	(6.79)%	(3.78)%	12/29/06	1.72%	1.30%
Class A - with sales charge	38.35%	(8.28)%	(5.17)%	12/29/06	1.72%	1.30%
Class B**	40.03%	(8.62)%	(5.30)%	12/29/06	9.41%	2.30%
Class C**	42.78%	(7.70)%	(4.73)%	12/29/06	21.86%	2.30%
Class Y	N/A	N/A	0.95%	12/31/09	14.03%	1.05%
MSCI ACWI® ex USA***	40.38%	(5.86)%	(2.94)%
MSCI EAFE® Index***	34.43%	(8.91)%	(5.72)%

The MSCI ACWI® ex USA is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets, excluding the United States. The Index includes reinvestment of dividends, net of foreign withholding taxes.  Investments cannot be made directly in the Index.

The MSCI EAFE® Index is a free float-adjusted market capitalization weighted index designed to measure developed market equity performance.  The Index is composed of companies representative of the market structure of developed market countries. The Index includes reinvestment of dividends, net of foreign withholding taxes.  Investments cannot be made directly in the Index.

The performance data for Davis International Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

*Reflects 4.75% front-end sales charge.

**Includes any applicable contingent deferred sales charge.

***Inception return is from December 29, 2006.

DAVIS NEW YORK VENTURE FUND, INC.	Fund Overview
DAVIS GLOBAL FUND	April 30, 2010 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)

			Fund	MSCI ACWI®
Common Stock (Foreign)	67.24%	Health Care	20.90%	8.53%
Common Stock (U.S.)	29.76%	Food, Beverage & Tobacco	12.93%	5.43%
Preferred Stock	0.45%	Materials	8.65%	8.34%
Convertible Bonds	0.07%	Transportation	8.58%	1.99%
Short Term Investments	2.36%	Real Estate	7.78%	2.16%
Other Assets & Liabilities	0.12%	Information Technology	7.77%	12.44%
	100.00%	Capital Goods	5.37%	7.87%
		Diversified Financials	5.10%	5.12%
		Energy	4.72%	11.17%
		Banks	4.27%	10.25%
		Telecommunication Services	3.42%	4.55%
		Food & Staples Retailing	3.36%	2.35%
		Other	2.96%	13.75%
		Media	2.36%	2.16%
		Insurance	1.83%	3.89%
			100.00%	100.00%

Country Diversification		Top 10 Holdings
(% of Long Term Portfolio)		(% of Fund’s Net Assets)

United States	31.05%	Kuehne & Nagel International AG	3.96%
China	16.41%	Sino-Forest Corp.	3.74%
Switzerland	14.37%	Johnson & Johnson	3.63%
Canada	6.23%	America Movil SAB de C.V., Series L, ADR	3.34%
Mexico	5.11%	CVS Caremark Corp.	3.27%
Netherlands	4.12%	Merck & Co., Inc.	3.26%
United Kingdom	3.93%	Google Inc., Class A	3.21%
Brazil	3.91%	Essilor International S.A.	3.21%
France	3.29%	Heineken Holding NV	3.19%
Hong Kong	3.03%	Nestle S.A.	3.03%
Argentina	2.86%
Belgium	2.17%
Japan	1.85%
Germany	1.00%
Ireland	0.67%
	100.00%

DAVIS NEW YORK VENTURE FUND, INC.	Fund Overview
DAVIS INTERNATIONAL FUND	April 30, 2010 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Stock Holdings)

			Fund	MSCI ACWI® EX USA
Common Stock (Foreign)	96.03%	Food, Beverage & Tobacco	14.16%	5.39%
Common Stock (U.S.)	1.75%	Health Care	12.97%	6.04%
Short Term Investments	1.90%	Materials	12.36%	12.08%
Other Assets & Liabilities	0.32%	Transportation	10.07%	2.25%
	100.00%	Banks	7.79%	15.69%
		Diversified Financials	7.76%	3.21%
		Real Estate	6.93%	2.66%
		Capital Goods	5.91%	7.45%
		Energy	4.89%	10.89%
		Media	4.60%	1.42%
		Telecommunication Services	4.08%	5.86%
		Insurance	2.94%	4.23%
		Information Technology	2.31%	7.21%
		Utilities	1.88%	4.69%
		Other	1.35%	10.93%
			100.00%	100.00%

Country Diversification		Top 10 Holdings
(% of Stock Holdings)		(% of Fund’s Net Assets)

China	23.47%	Heineken Holding NV	6.19%
Switzerland	18.45%	China Merchants Bank Co., Ltd. - H	5.32%
Canada	9.06%	Sino-Forest Corp.	5.06%
Netherlands	7.69%	Kuehne & Nagel International AG	4.57%
Mexico	6.89%	Hang Lung Group Ltd.	4.54%
France	6.00%	Essilor International S.A.	4.37%
Belgium	5.24%	Tenaris S.A., ADR	4.11%
Hong Kong	4.64%	America Movil SAB de C.V., Series L, ADR	3.99%
Argentina	4.20%	Nestle S.A.	3.54%
Brazil	3.74%	ABB Ltd., ADR	3.27%
United Kingdom	3.69%
Japan	2.71%
United States	1.79%
Germany	1.41%
Ireland	1.02%
	100.00%

DAVIS NEW YORK VENTURE FUND, INC.	Expense Example (Unaudited)

	Beginning Account Value (11/01/09)	Ending Account Value (04/30/10)	Expenses Paid During Period* (11/01/09-04/30/10)
Davis Global Fund
Class A (annualized expense ratio 1.06%**)
Actual	$1,000.00	$1,099.36	$5.52
Hypothetical	$1,000.00	$1,019.54	$5.31
Class B (annualized expense ratio 2.27%**)
Actual	$1,000.00	$1,093.04	$11.78
Hypothetical	$1,000.00	$1,013.54	$11.33
Class C (annualized expense ratio 2.05%**)
Actual	$1,000.00	$1,093.94	$10.64
Hypothetical	$1,000.00	$1,014.63	$10.24
Class Y (annualized expense ratio 0.82%**)
Actual	$1,000.00	$1,099.92	$4.27
Hypothetical	$1,000.00	$1,020.73	$4.11

Davis International Fund
Class A (annualized expense ratio 1.30%**)
Actual	$1,000.00	$1,083.63	$6.72
Hypothetical	$1,000.00	$1,018.35	$6.51
Class B (annualized expense ratio 2.30%**)
Actual	$1,000.00	$1,079.29	$11.86
Hypothetical	$1,000.00	$1,013.39	$11.48
Class C (annualized expense ratio 2.30%**)
Actual	$1,000.00	$1,079.29	$11.86
Hypothetical	$1,000.00	$1,013.39	$11.48
Class Y (annualized expense ratio 1.05%**)†
Actual	$1,000.00	$1,009.53	$3.47
Hypothetical	$1,000.00	$1,012.99	$3.47

Hypothetical assumes 5% annual return before expenses.
*Expenses are equal to each Class's annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period); for Davis International Fund Class Y multiplied by 120/365 (to reflect the period since inception). See page 10 for a description of the "Expense Example".

**The expense ratios reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements and/or waivers from the Adviser.
†Assumes investment made on December 31, 2009 (inception of class).

DAVIS NEW YORK VENTURE FUND, INC.	Expense Example (Unaudited) – (Continued)

The following disclosure provides important information regarding each Fund’s Expense Example.  Please refer to this information when reviewing the Expense Example for each Class.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchases, contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses.  The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated which for each class is for the six-month period ended April 30, 2010. For Davis International Fund Class Y the Expense Example is based on an investment of $1,000 invested at inception (December 31, 2009) and held for the entire period ended April 30, 2010.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses.  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example.  This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds.  If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example.  This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds.  If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads) or redemption fees. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS GLOBAL FUND	April 30, 2010 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK – (97.00%)
CONSUMER DISCRETIONARY – (3.13%)
Consumer Durables & Apparel – (0.83%)
13,597	Hunter Douglas NV (Netherlands)	$683,999

Media – (2.30%)
65,120	Grupo Televisa S.A., ADR (Mexico)	1,353,193
14,690	Walt Disney Co.	541,180

		1,894,373

	Total Consumer Discretionary	2,578,372

CONSUMER STAPLES – (15.88%)
Food & Staples Retailing – (3.27%)
73,000	CVS Caremark Corp.	2,695,890

Food, Beverage & Tobacco – (12.61%)
37,900	Coca-Cola Co.	2,025,755
64,249	Heineken Holding NV (Netherlands)	2,629,932
220	Japan Tobacco Inc. (Japan)	762,398
706	Lindt & Spruengli AG (Switzerland)	1,563,857
17,500	Mead Johnson Nutrition Co.	903,175
51,100	Nestle S.A. (Switzerland)	2,500,369

		10,385,486

	Total Consumer Staples	13,081,376

ENERGY – (4.60%)
150,000	OGX Petroleo e Gas Participacoes S.A. (Brazil)*	1,494,607
56,535	Tenaris S.A., ADR (Argentina)	2,295,886

	Total Energy	3,790,493

FINANCIALS – (18.00%)
Banks – (4.17%)
	Commercial Banks – (4.17%)
25,100	Banco Santander Brasil S.A., ADS (Brazil)	291,913
1,485,169	China CITIC Bank - H (China)	970,686
882,358	China Merchants Bank Co., Ltd. - H (China)	2,169,756

		3,432,355

Diversified Financials – (4.98%)
	Capital Markets – (0.63%)
20,440	Brookfield Asset Management Inc., Class A (Canada)	517,950

	Diversified Financial Services – (4.35%)
7,443	Groupe Bruxelles Lambert S.A. (Belgium)	629,870
22,700	Oaktree Capital Group LLC, Class A (a)	794,500
12,876	Pargesa Holdings S.A., Bearer Shares (Switzerland)	1,046,805
129,945	RHJ International (Belgium)*	1,111,168

		3,582,343

		4,100,293

Insurance – (1.79%)
	Insurance Brokers – (1.10%)
32,600	CNinsure, Inc., ADR (China)	904,324

	Multi-line Insurance – (0.69%)
1,515	Fairfax Financial Holdings Ltd. (Canada)	569,261

		1,473,585

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS GLOBAL FUND - (CONTINUED)	April 30, 2010 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (7.06%)
12,410	Digital Realty Trust, Inc.	$728,467
19,710	Forest City Enterprises, Inc., Class A *	304,520
497,690	Hang Lung Group Ltd. (Hong Kong)	2,431,352
39,160	Mitsui Fudosan Co., Ltd. (Japan)	725,214
345,500	SEGRO PLC (United Kingdom)	1,630,858

		5,820,411

	Total Financials	14,826,644

HEALTH CARE – (20.39%)
Health Care Equipment & Services – (8.59%)
10,000	Becton, Dickinson and Co.	763,700
43,402	Essilor International S.A. (France)	2,645,779
19,508	IDEXX Laboratories, Inc. *	1,290,162
10,400	Laboratory Corp. of America Holdings *	817,128
345,200	Sinopharm Medicine Holding Co., Ltd. - H (China)	1,558,031

		7,074,800

Pharmaceuticals, Biotechnology & Life Sciences – (11.80%)
46,530	Johnson & Johnson	2,991,879
76,536	Merck & Co., Inc.	2,681,821
84,300	Pfizer Inc.	1,409,496
8,300	Roche Holding AG - Genusschein (Switzerland)	1,310,480
228,700	Sinovac Biotech Ltd. (China)*	1,326,460

		9,720,136

	Total Health Care	16,794,936

INDUSTRIALS – (14.12%)
Capital Goods – (5.24%)
97,240	ABB Ltd., ADR (Switzerland)	1,863,118
92,900	Blount International, Inc. *	1,042,338
1,272,830	Shanghai Electric Group Co. Ltd. - H (China)	607,084
8,170	Siemens AG (Germany)	805,776

		4,318,316

Commercial & Professional Services – (0.51%)
16,876	Iron Mountain Inc.	424,431

Transportation – (8.37%)
443,760	China Merchants Holdings International Co., Ltd. (China)	1,541,538
622,570	China Shipping Development Co. Ltd. - H (China)	929,381
316,600	Clark Holdings, Inc. *	155,134
31,185	Kuehne & Nagel International AG (Switzerland)	3,263,493
98,700	LLX Logistica S.A. (Brazil)*	468,445
19,040	Ryanair Holdings PLC, ADR (Ireland)*	536,167

		6,894,158

	Total Industrials	11,636,905

INFORMATION TECHNOLOGY – (7.57%)
Software & Services – (7.57%)
44,700	Activision Blizzard, Inc.	495,500
5,038	Google Inc., Class A *	2,647,494
37,000	NetEase.com Inc., ADR (China)*	1,290,190

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS GLOBAL FUND - (CONTINUED)	April 30, 2010 (Unaudited)

Shares/Principal	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Software & Services – (Continued)
99,000	Western Union Co.	$1,806,750

		6,239,934

	Total Information Technology	6,239,934

MATERIALS – (8.43%)
25,889	BHP Billiton PLC (United Kingdom)	790,401
7,600	Potash Corp. of Saskatchewan Inc. (Canada)	839,800
14,290	Rio Tinto PLC (United Kingdom)	738,799
173,080	Sino-Forest Corp. (Canada)*	3,077,205
32,920	Vale S.A., ADR (Brazil)	885,877
559,000	Yingde Gases Group Co. Ltd. (China)*	615,486

	Total Materials	6,947,568

TELECOMMUNICATION SERVICES – (3.34%)
53,393	America Movil SAB de C.V., Series L, ADR (Mexico)	2,748,671

	Total Telecommunication Services	2,748,671

UTILITIES – (1.54%)
396,352	China Resources Power Holdings Co. Ltd. (China)	806,544
900,100	Guangdong Investment Ltd. (China)	465,644

	Total Utilities	1,272,188

	TOTAL COMMON STOCK – (Identified cost $76,275,814)	79,917,087

PREFERRED STOCK – (0.45%)
FINANCIALS – (0.45%)
Real Estate – (0.45%)
15,600	SL Green Realty Corp., 7.625%, Series C	370,227

	TOTAL PREFERRED STOCK – (Identified cost $160,368)	370,227

CONVERTIBLE BONDS – (0.07%)
FINANCIALS – (0.07%)
Real Estate – (0.07%)
$40,000	Digital Realty Trust, Inc., 144A Conv. Sr. Notes, 5.50%, 04/15/29 (b)	58,300

	TOTAL CONVERTIBLE BONDS – (Identified cost $40,000)	58,300

SHORT TERM INVESTMENTS – (2.36%)
946,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.20%, 05/03/10, dated 04/30/10, repurchase value of $946,016
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-4.50%, 05/03/10-04/01/39, total market value $964,920)	946,000
995,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.20%, 05/03/10, dated 04/30/10, repurchase value of $995,017
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.00%, 05/27/11-04/15/40, total market value $1,014,900)	995,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $1,941,000)	1,941,000

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS GLOBAL FUND - (CONTINUED)	April 30, 2010 (Unaudited)

	Total Investments – (99.88%) – (Identified cost $78,417,182) – (c)	$82,286,614
	Other Assets Less Liabilities – (0.12%)	98,921
	Net Assets – (100.00%)	$82,385,535

ADR: American Depositary Receipt
ADS: American Depositary Share
*	Non-Income producing security.
(a)	Illiquid Security - See Note 8 of the Notes to Financial Statements.
(b)
This security is subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations.  This security amounted to $58,300 or 0.07% of the Fund's net assets as of April 30, 2010.

(c)	Aggregate cost for federal income tax purposes is $79,604,145. At April 30, 2010 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$9,433,325
	Unrealized depreciation	(6,750,856)
	Net unrealized appreciation	$2,682,469

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS INTERNATIONAL FUND	April 30, 2010 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK – (97.78%)
CONSUMER DISCRETIONARY – (5.83%)
Consumer Durables & Apparel – (1.33%)
3,870	Hunter Douglas NV (Netherlands)	$194,681

Media – (4.50%)
19,350	Grupo Televisa S.A., ADR (Mexico)	402,093
9,500	Liberty Global, Inc., Series C *	256,452

		658,545

	Total Consumer Discretionary	853,226

CONSUMER STAPLES – (13.84%)
Food, Beverage & Tobacco – (13.84%)
22,150	Heineken Holding NV (Netherlands)	906,675
52	Japan Tobacco Inc. (Japan)	180,203
190	Lindt & Spruengli AG (Switzerland)	420,868
10,600	Nestle S.A. (Switzerland)	518,668

		2,026,414

	Total Consumer Staples	2,026,414

ENERGY – (4.78%)
10,000	OGX Petroleo e Gas Participacoes S.A. (Brazil)*	99,641
14,800	Tenaris S.A., ADR (Argentina)	601,028

	Total Energy	700,669

FINANCIALS – (24.85%)
Banks – (7.62%)
Commercial Banks – (7.62%)
6,600	Banco Santander Brasil S.A., ADS (Brazil)	76,758
397,000	China CITIC Bank - H (China)	259,474
316,569	China Merchants Bank Co., Ltd. - H (China)	778,457

		1,114,689

Diversified Financials – (7.59%)
Capital Markets – (1.02%)
5,890	Brookfield Asset Management Inc., Class A (Canada)	149,253

Diversified Financial Services – (6.57%)
3,850	Groupe Bruxelles Lambert S.A. (Belgium)	325,810
2,600	Pargesa Holdings S.A., Bearer Shares (Switzerland)	211,377
49,650	RHJ International (Belgium)*	424,560

		961,747

		1,111,000

Insurance – (2.87%)
	Insurance Brokers – (1.61%)
8,500	CNinsure, Inc., ADR (China)	235,790

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS INTERNATIONAL FUND - (CONTINUED)	April 30, 2010 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
	Multi-line Insurance – (1.26%)
491	Fairfax Financial Holdings Ltd. (Canada)	$184,493

		420,283

Real Estate – (6.77%)
136,000	Hang Lung Group Ltd. (Hong Kong)	664,397
11,200	Mitsui Fudosan Co., Ltd. (Japan)	207,416
25,400	SEGRO PLC (United Kingdom)	119,895

		991,708

	Total Financials	3,637,680

HEALTH CARE – (12.68%)
Health Care Equipment & Services – (7.23%)
10,500	Essilor International S.A. (France)	640,078
92,800	Sinopharm Medicine Holding Co., Ltd. - H (China)	418,845

		1,058,923

Pharmaceuticals, Biotechnology & Life Sciences – (5.45%)
2,170	Roche Holding AG - Genusschein (Switzerland)	342,620
3,200	Sanofi-Aventis (France)	218,299
40,800	Sinovac Biotech Ltd. (China)*	236,640

		797,559

	Total Health Care	1,856,482

INDUSTRIALS – (15.62%)
Capital Goods – (5.78%)
24,950	ABB Ltd., ADR (Switzerland)	478,042
346,100	Shanghai Electric Group Co. Ltd. - H (China)	165,074
2,050	Siemens AG (Germany)	202,184

		845,300

Transportation – (9.84%)
116,332	China Merchants Holdings International Co., Ltd. (China)	404,115
62,000	China Shipping Development Co. Ltd. - H (China)	92,555
6,400	Kuehne & Nagel International AG (Switzerland)	669,756
27,000	LLX Logistica S.A. (Brazil)*	128,146
5,200	Ryanair Holdings PLC, ADR (Ireland)*	146,432

		1,441,004

	Total Industrials	2,286,304

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS INTERNATIONAL FUND - (CONTINUED)	April 30, 2010 (Unaudited)

Shares/Principal	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (2.26%)
Software & Services – (2.26%)
9,500	NetEase.com Inc., ADR (China)*	$331,265

	Total Information Technology	331,265

MATERIALS – (12.09%)
6,900	BHP Billiton PLC (United Kingdom)	210,660
2,000	Potash Corp. of Saskatchewan Inc. (Canada)	221,000
3,812	Rio Tinto PLC (United Kingdom)	197,082
41,700	Sino-Forest Corp. (Canada)*	741,388
8,600	Vale S.A., ADR (Brazil)	231,426
152,500	Yingde Gases Group Co. Ltd. (China)*	167,910

	Total Materials	1,769,466

TELECOMMUNICATION SERVICES – (3.99%)
11,350	America Movil SAB de C.V., Series L, ADR (Mexico)	584,298

	Total Telecommunication Services	584,298

UTILITIES – (1.84%)
81,400	China Resources Power Holdings Co. Ltd. (China)	165,642
200,000	Guangdong Investment Ltd. (China)	103,465

	Total Utilities	269,107

	TOTAL COMMON STOCK – (Identified cost $13,604,974)	14,314,911

SHORT TERM INVESTMENTS – (1.90%)
$135,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.20%, 05/03/10, dated 04/30/10, repurchase value of $135,002
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-4.50%, 05/03/10-04/01/39, total market value $137,700)	135,000
143,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.20%, 05/03/10, dated 04/30/10, repurchase value of $143,002
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.00%, 05/27/11-04/15/40, total market value $145,860)	143,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $278,000)	278,000

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS INTERNATIONAL FUND - (CONTINUED)	April 30, 2010 (Unaudited)

	Total Investments – (99.68%) – (Identified cost $13,882,974) – (a)	$14,592,911
	Other Assets Less Liabilities – (0.32%)	46,899
	Net Assets – (100.00%)	$14,639,810

ADR: American Depositary Receipt
ADS: American Depositary Share
*	Non-Income producing security.
(a)	Aggregate cost for federal income tax purposes is $13,935,029. At April 30, 2010 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$1,862,218
	Unrealized depreciation	(1,204,336)
	Net unrealized appreciation	$657,882

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND, INC.	Statements of Assets and Liabilities
At April 30, 2010 (Unaudited)

	Davis Global Fund	Davis International Fund
ASSETS:
Investments in securities at value* (see accompanying Schedules of Investments)	$82,286,614	$14,592,911
Cash	2,221	1,302
Cash - foreign currencies**	46,142	14,617
Receivables:
Capital stock sold	2,767,884	120,622
Dividends and interest	107,463	20,722
Prepaid expenses	4,105	35,504
Due from Adviser	–	6,577
Total assets	85,214,429	14,792,255
LIABILITIES:
Payables:
Capital stock redeemed	2,723,598	120,472
Accrued audit fees	9,600	9,600
Accrued distribution and service plan fees	17,233	98
Accrued management fee	37,836	7,060
Other accrued expenses	40,627	15,215
Total liabilities	2,828,894	152,445
NET ASSETS	$82,385,535	$14,639,810
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$335,783	$86,409
Additional paid-in capital	107,931,645	17,840,199
Accumulated net investment loss	(173,701)	(27,594)
Accumulated net realized losses from investments and foreign currency transactions	(29,576,858)	(3,968,909)
Net unrealized appreciation on investments and foreign currency transactions	3,868,666	709,705
Net Assets	$82,385,535	$14,639,810

*Including:
Cost of investments	$78,417,182	$13,882,974

**Cost of cash - foreign currencies	46,157	14,623

DAVIS NEW YORK VENTURE FUND, INC.	Statement of Assets and Liabilities – (Continued)
At April 30, 2010 (Unaudited)

	Davis Global Fund	Davis International Fund
CLASS A SHARES:
Net assets	$46,192,859	$14,382,795
Shares outstanding	3,752,046	1,697,792
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$12.31	$8.47
Maximum offering price per share (100/95.25 of net asset value)†	$12.92	$8.89
CLASS B SHARES:
Net assets	$3,229,376	$49,646
Shares outstanding	266,834	5,892
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$12.10	$8.43
CLASS C SHARES:
Net assets	$11,158,880	$40,374
Shares outstanding	921,531	4,792
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$12.11	$8.43
CLASS Y SHARES:
Net assets	$21,804,420	$166,995
Shares outstanding	1,775,239	19,694
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$12.28	$8.48

†On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND, INC.	Statements of Operations
For the six months ended April 30, 2010 (Unaudited)

	Davis Global Fund	Davis International Fund
INVESTMENT INCOME:
Income:
Dividends*	$562,008	$89,377
Interest	3,947	317
Total income	565,955	89,694

Expenses:
Management fees (Note 3)	214,808	39,140
Custodian fees	32,764	21,409
Transfer agent fees:
Class A	28,482	1,292
Class B	7,601	799
Class C	13,303	791
Class Y	1,451	733
Audit fees	9,600	9,600
Legal fees	115	22
Accounting fees (Note 3)	1,500	1,002
Reports to shareholders	17,250	7,246
Directors’ fees and expenses	803	148
Registration and filing fees	30,000	35,992
Miscellaneous	6,745	6,062
Payments under distribution plan (Note 7):
Class A	30,801	132
Class B	16,076	117
Class C	53,256	40
Total expenses	464,555	124,525
Expenses paid indirectly (Note 4)	(3)	(1)
Reimbursement of expenses by Adviser (Note 3)	–	(31,806)
Net expenses	464,552	92,718
Net investment income (loss)	101,403	(3,024)

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized loss from:
Investment transactions	(2,094,234)	(527,633)
Foreign currency transactions	(23,544)	(6,902)
Net change in unrealized appreciation (depreciation)	8,825,297	1,627,617
Net realized and unrealized gain on investments and foreign currency transactions	6,707,519	1,093,082
Net increase in net assets resulting from operations	$6,808,922	$1,090,058

*Net of foreign taxes withheld as follows	$36,433	$10,342

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND, INC.	Statements of Changes in Net Assets
For the six months ended April 30, 2010 (Unaudited)

	Davis Global Fund	Davis International Fund
OPERATIONS:
Net investment income (loss)	$101,403	$(3,024)
Net realized loss from investments and foreign currency transactions	(2,117,778)	(534,535)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	8,825,297	1,627,617
Net increase in net assets resulting from operations	6,808,922	1,090,058

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	(343,099)	(131,408)
Class B	–	(3)
Class C	–	(3)
Class Y	(143,868)	–

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 5):
Class A	872,234	299,868
Class B	(82,120)	48,687
Class C	701,831	39,270
Class Y	6,499,182	168,484
Total increase in net assets	14,313,082	1,514,953

NET ASSETS:
Beginning of period	68,072,453	13,124,857
End of period*	$82,385,535	$14,639,810

*Including accumulated net investment loss of	$(173,701)	$(27,594)

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND, INC.	Statements of Changes in Net Assets
For the year ended October 31, 2009

	Davis Global Fund	Davis International Fund
OPERATIONS:
Net investment income	$305,719	$111,991
Net realized loss from investments and foreign currency transactions	(15,754,666)	(2,212,164)
Net decrease in unrealized depreciation on investments and foreign currency transactions	31,111,769	5,192,263
Net increase in net assets resulting from operations	15,662,822	3,092,090

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	(183,486)	(195,008)
Class B	–	(6)
Class C	–	(6)
Class Y	(76,611)	–

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 5):
Class A	(297,793)	179,564
Class B	(336,960)	6
Class C	(3,140,125)	6
Class Y	2,639,559	–
Total increase in net assets	14,267,406	3,076,646

NET ASSETS:
Beginning of year	53,805,047	10,048,211
End of year*	$68,072,453	$13,124,857

*Including undistributed net investment income of	$211,863	$106,844

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND, INC.	Notes to Financial Statements
April 30, 2010 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Davis New York Venture Fund, Inc. (a Maryland corporation) (“Company”), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.  The Company operates as a series issuing shares of common stock including the following two funds (collectively “Funds”):

Davis Global Fund seeks to achieve long-term growth of capital.  It invests primarily in equity securities issued by both United States and foreign companies, including countries with developed or emerging markets. The Fund commenced operations on December 22, 2004, and until January 1, 2007, shares of the Fund were not available for public sale.

Davis International Fund seeks to achieve long-term growth of capital.  It invests primarily in equity securities issued by foreign companies, including countries with developed or emerging markets. The Fund commenced operations on December 29, 2006, and until January 1, 2010, shares of the Fund were not available for public sale.

Because of the risk inherent in any investment program, the Company cannot ensure that the investment objective of its Funds will be achieved.

Prior to being available for public sale only the directors, officers, and employees of the Funds or their investment adviser and sub-adviser (and the investment adviser itself and affiliated companies) were eligible to purchase the Funds shares.

The Company accounts separately for the assets, liabilities, and operations of each Fund.  Each Fund offers shares in four classes, Class A, Class B, Class C, and Class Y.  Class A shares are sold with a front-end sales charge and Class B and Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption.  Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge.  Class Y shares are only available to certain qualified investors.  Income, expenses (other than those attributable to a specific class), and gains and losses, are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class.  Operating expenses directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each Class’s distribution arrangement), liquidation, and distributions. Each Fund assesses a 2% fee on the proceeds of Fund shares that are redeemed (either by selling or exchanging to another Davis Fund) within 30 days of their purchase. The fee, which is retained by each Fund, is accounted for as an addition to paid-in capital. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.  These valuation procedures are reviewed and subject to approval by the Board of Directors.

DAVIS NEW YORK VENTURE FUND, INC.	Notes to Financial Statements – (Continued)
April 30, 2010 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2010 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value

	Davis	Davis
	Global	International
	Fund	Fund
Valuation inputs
Level 1 – Quoted prices:
Equity securities:
Consumer discretionary	$1,894,373	$658,545
Consumer staples	5,624,820	–
Energy	3,790,493	700,669
Financials	3,686,662	646,294
Health care	11,280,646	236,640
Industrials	4,489,633	752,620
Information technology	6,239,934	331,265
Materials	5,541,681	1,390,896
Telecommunication services	2,748,671	584,298
Level 2 – Other Significant Observable Inputs:
Convertible debt securities	58,300	–
Equity securities*:
Consumer discretionary	683,999	194,681
Consumer staples	7,456,556	2,026,414
Financials	11,510,209	2,991,386
Health care	5,514,290	1,619,842
Industrials	7,147,272	1,533,684
Materials	1,405,887	378,570
Utilities	1,272,188	269,107
Short-term securities	1,941,000	278,000
Level 3 – Significant Unobservable Inputs:	–	–
Total	$82,286,614	$14,592,911

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

DAVIS NEW YORK VENTURE FUND, INC.	Notes to Financial Statements – (Continued)
April 30, 2010 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Master Repurchase Agreements - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts.  These balances are invested in one or more repurchase agreements, secured by U.S. Government securities.  A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature.  Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation.  The cost basis of such assets and liabilities is determined based upon historical exchange rates.  Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar.  Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss.  When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed.  Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. Dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.  The Funds include foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the Statements of Operations.

Federal Income Taxes - It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders.  Therefore, no provision for federal income or excise tax is required.  The Adviser has analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of April 30, 2010, no provision for income tax would be required in the Funds’ financial statements.  The Funds’ federal and state (Arizona and Maryland) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.  The earliest tax year that remains subject to examination by these jurisdictions is 2006.  At October 31, 2009, each Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

	Capital Loss Carryforwards

	Davis Global Fund	Davis International Fund
Expiring
10/31/2016	$11,056,000	$1,221,000
10/31/2017	15,590,000	2,187,000
	$26,646,000	$3,408,000

DAVIS NEW YORK VENTURE FUND, INC.	Notes to Financial Statements – (Continued)
April 30, 2010 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost.  Dividend income is recorded on the ex-dividend date.  Dividend income from REIT securities may include return of capital.  Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss.  Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date.  Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, partnership income, and passive foreign investment company shares.  The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds.  The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Funds’ organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, some of the Funds’ contracts with their service providers contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period.  Actual results may differ from these estimates.

Directors Fees and Expenses - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director under the plan will be determined based upon the performance of the Davis Funds.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) during the six months ended April 30, 2010 were as follows:

	Davis Global Fund	Davis International Fund
Cost of purchases	$20,192,536	$2,298,415
Proceeds of sales	12,361,330	1,851,306

DAVIS NEW YORK VENTURE FUND, INC.	Notes to Financial Statements – (Continued)
April 30, 2010 (Unaudited)

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to the Adviser.  The annual rate for each Fund is 0.55% of the average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Funds’ primary transfer agent.  The Adviser is also paid for certain transfer agent services.  The fee paid to the Adviser for these services for the six months ended April 30, 2010 for the Davis Global Fund and Davis International Fund amounted to $3,951 and $92, respectively.  State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider.  Fees for such services are included in the custodian fee as State Street Bank also serves as the Funds’ custodian.  The Adviser is also paid for certain accounting services.  The fee paid to the Adviser for these services for the six months ended April 30, 2010 for the Davis Global Fund and Davis International Fund amounted to $1,500 and $1,002, respectively.  The Adviser is contractually committed to waive fees and/or reimburse the Funds’ expenses to the extent necessary to cap total annual Fund operating expenses (Class A shares, 1.30%; Class B shares, 2.30%; Class C shares, 2.30%; Class Y shares, 1.05%).  During the six months ended April 30, 2010, such reimbursements for Davis International Fund amounted to $29,385, $844, $806, and $771 for Class A, Class B, Class C, and Class Y, respectively.  Certain directors and officers of the Funds are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds.  DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser.  The Funds pay no fees directly to DSA-NY.

NOTE 4 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Funds.  Such reductions amounted to $3 and $1 for the Davis Global Fund and Davis International Fund, respectively, during the six months ended April 30, 2010.

NOTE 5 - CAPITAL STOCK

At April 30, 2010, there were 3.5 billion shares of capital stock ($0.05 par value per share) authorized for Davis New York Venture Fund, Inc., of which 175 million shares each are designated to the Davis Global Fund and Davis International Fund. Transactions in capital stock were as follows:

Class A	Six months ended April 30, 2010 (Unaudited)
	Davis Global Fund	Davis International Fund
Shares sold	603,707	44,065
Shares issued in reinvestment of distributions	26,661	15,681
	630,368	59,746
Shares redeemed	(552,842)	(25,081)
Net increase	77,526	34,665

Proceeds from shares sold	$7,307,265	$383,821
Proceeds from shares issued in reinvestment of distributions	325,264	131,408
	7,632,529	515,229
Cost of shares redeemed*	(6,760,295)	(215,361)
Net increase	$872,234	$299,868

* Net of redemption fees as follows	$514	$–

DAVIS NEW YORK VENTURE FUND, INC.	Notes to Financial Statements – (Continued)
April 30, 2010 (Unaudited)

NOTE 5 - CAPITAL STOCK – (CONTINUED)

Class A	Year ended October 31, 2009
	Davis Global Fund	Davis International Fund
Shares sold	704,730	3,442
Shares issued in reinvestment of distributions	21,164	31,864
	725,894	35,306
Shares redeemed	(830,908)	(5,193)
Net increase (decrease)	(105,014)	30,113

Proceeds from shares sold	$6,399,561	$20,328
Proceeds from shares issued in reinvestment of distributions	177,778	195,008
	6,577,339	215,336
Cost of shares redeemed*	(6,875,132)	(35,772)
Net increase (decrease)	$(297,793)	$179,564

* Net of redemption fees as follows	$1,469	$–

Class B	Six months ended April 30, 2010 (Unaudited)
	Davis Global Fund	Davis International Fund
Shares sold	47,887	5,868
Shares issued in reinvestment of distributions	–	–†
	47,887	5,868
Shares redeemed	(55,043)	(228)
Net increase (decrease)	(7,156)	5,640

Proceeds from shares sold	$576,087	$50,694
Proceeds from shares issued in reinvestment of distributions	–	3
	576,087	50,697
Cost of shares redeemed*	(658,207)	(2,010)
Net increase (decrease)	$(82,120)	$48,687

* Net of redemption fees as follows	$38	$–
† Less than 1 share.

DAVIS NEW YORK VENTURE FUND, INC.	Notes to Financial Statements – (Continued)
April 30, 2010 (Unaudited)

NOTE 5 - CAPITAL STOCK – (CONTINUED)

Class B	Year ended October 31, 2009
	Davis Global Fund	Davis International Fund
Shares sold	84,324	–
Shares issued in reinvestment of distributions	–	1
	84,324	1
Shares redeemed	(134,722)	–
Net increase (decrease)	(50,398)	1

Proceeds from shares sold	$770,777	$–
Proceeds from shares issued in reinvestment of distributions	–	6
	770,777	6
Cost of shares redeemed*	(1,107,737)	–
Net increase (decrease)	$(336,960)	$6

* Net of redemption fees as follows	$1,424	$–

Class C	Six months ended April 30, 2010 (Unaudited)
	Davis Global Fund	Davis International Fund
Shares sold	178,807	4,540
Shares issued in reinvestment of distributions	–	–†
	178,807	4,540
Shares redeemed	(121,799)	–
Net increase	57,008	4,540

Proceeds from shares sold	$2,165,275	$39,267
Proceeds from shares issued in reinvestment of distributions	–	3
	2,165,275	39,270
Cost of shares redeemed*	(1,463,444)	–
Net increase	$701,831	$39,270

* Net of redemption fees as follows	$75	$–
† Less than 1 share.

DAVIS NEW YORK VENTURE FUND, INC.	Notes to Financial Statements – (Continued)
April 30, 2010 (Unaudited)

NOTE 5 - CAPITAL STOCK – (CONTINUED)

Class C	Year ended October 31, 2009
	Davis Global Fund	Davis International Fund
Shares sold	320,503	–
Shares issued in reinvestment of distributions	–	1
	320,503	1
Shares redeemed	(713,572)	–
Net increase (decrease)	(393,069)	1

Proceeds from shares sold	$2,797,783	$–
Proceeds from shares issued in reinvestment of distributions	–	6
	2,797,783	6
Cost of shares redeemed*	(5,937,908)	–
Net increase (decrease)	$(3,140,125)	$6

* Net of redemption fees as follows	$272	$–

Class Y	Six months ended April 30, 2010 (Unaudited)
	Davis Global Fund	Davis International Fund††
Shares sold	527,144	19,694
Shares issued in reinvestment of distributions	11,715	–
	538,859	19,694
Shares redeemed	(7,350)	–
Net increase	531,509	19,694

Proceeds from shares sold	$6,447,570	$168,484
Proceeds from shares issued in reinvestment of distributions	142,457	–
	6,590,027	168,484
Cost of shares redeemed	(90,845)	–
Net increase	$6,499,182	$168,484

†† From December 31, 2009 (inception of class) through April 30, 2010.

DAVIS NEW YORK VENTURE FUND, INC.	Notes to Financial Statements – (Continued)
April 30, 2010 (Unaudited)

NOTE 5 - CAPITAL STOCK – (CONTINUED)

Class Y	Year ended October 31, 2009
Davis Global Fund
Shares sold	339,439
Shares issued in reinvestment of distributions	9,063
348,502
Shares redeemed	(87,467)
Net increase	261,035

Proceeds from shares sold	$3,289,305
Proceeds from shares issued in reinvestment of distributions	75,859
3,365,164
Cost of shares redeemed*	(725,605)
Net increase	$2,639,559

* Net of redemption fees as follows	$70

NOTE 6 - BANK BORROWINGS

Each Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes.  The purchase of securities with borrowed funds creates leverage in the Fund.  Each Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively.  Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%.  The Funds had no borrowings during the six months ended April 30, 2010.

NOTE 7 - DISTRIBUTION AND UNDERWRITING FEES

Class A Shares of the Davis Global Fund and Davis International Fund - Class A shares of the Funds are sold at net asset value plus a sales charge and are redeemed at net asset value.

Davis Distributors, LLC, the Funds’ Underwriter (“Underwriter” or “Distributor”) received commissions earned on sales of Class A shares of the Funds of which a portion was retained by the Underwriter and the remaining was re-allowed to investment dealers.

The Underwriter is reimbursed for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at the annual rate up to 1/4 of 1.00% of the average net assets maintained by the responsible dealers.

	Six months ended April 30, 2010 (Unaudited)

	Davis	Davis
	Global	International
	Fund	Fund
Commissions retained by Underwriter	$6,756	$97
Commissions re-allowed to investment dealers	35,613	527
Total commissions earned on sales of Class A shares	$42,369	$624

Class A service fee	$30,801	$132

DAVIS NEW YORK VENTURE FUND, INC.	Notes to Financial Statements – (Continued)
April 30, 2010 (Unaudited)

NOTE 7 - DISTRIBUTION AND UNDERWRITING FEES – (CONTINUED)

Class B Shares of the Davis Global Fund and Davis International Fund - Class B shares of the Funds are sold at net asset value and are redeemed at net asset value.  A contingent deferred sales charge may be assessed on shares redeemed within six years of purchase.

The Funds pay the Distributor a distribution fee on Class B shares at an annual rate equal to the lesser of 1.25% of the average daily net asset value of the Class B shares or the maximum amount provided by applicable rule or regulation of the Financial Industry Regulatory Authority, Inc. (“FINRA”), which currently is 1.00%.  The Funds pay the distribution fee on Class B shares in order: (i) to pay the Distributor commissions on Class B shares which have been sold and (ii) to enable the Distributor to pay service fees on Class B shares which have been sold.

Commission advances by the Distributor on the sale of Class B shares are re-allowed to qualified selling dealers.

A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Funds within six years of the original purchase. The charge is a declining percentage starting at 4.00% of the lesser of net asset value of the shares redeemed or the total cost of such shares.

	Six months ended April 30, 2010 (Unaudited)

	Davis	Davis
	Global	International
	Fund	Fund
Distribution Plan Payments:
Distribution fees	$12,080	$89
Service fees	3,996	28
Commission advances by the Distributor
on the sale of Class B shares	4,696	120
Contingent deferred sales charges received by the
Distributor from Class B shares	4,786	–

Class C Shares of the Davis Global Fund and Davis International Fund - Class C shares of the Funds are sold at net asset value and are redeemed at net asset value.  A contingent deferred sales charge may be assessed on shares redeemed within the first year of purchase.

The Funds pay the Distributor a distribution fee on Class C shares at an annual rate equal to the lesser of 1.25% of the average daily net asset value of the Class C shares or the maximum amount provided by applicable rule or regulation of the FINRA, which currently is 1.00%.  The Funds pay the distribution fee on Class C shares in order: (i) to pay the Distributor commissions on Class C shares which have been sold and (ii) to enable the Distributor to pay service fees on Class C shares which have been sold.

Commission advances by the Distributor on the sale of Class C shares are re-allowed to qualified selling dealers.

DAVIS NEW YORK VENTURE FUND, INC.	Notes to Financial Statements – (Continued)
April 30, 2010 (Unaudited)

NOTE 7 - DISTRIBUTION AND UNDERWRITING FEES – (CONTINUED)

Class C Shares of the Davis Global Fund and Davis International Fund – (Continued)

A contingent deferred sales charge of 1.00% is imposed upon redemption of certain Class C shares of the Funds within the first year of the original purchase.

	Six months ended April 30, 2010 (Unaudited)

	Davis	Davis
	Global	International
	Fund	Fund
Distribution Plan Payments:
Distribution fees	$39,942	$30
Service fees	13,314	10
Commission advances by the Distributor
on the sale of Class C shares	10,655	250
Contingent deferred sales charges received by the
Distributor from Class C shares	228	–

NOTE 8 - ILLIQUID SECURITIES

Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time.  The aggregate value of illiquid securities in the Davis Global Fund amounted to $794,500 or 0.96% of the Fund’s net assets as of April 30, 2010.  Information regarding illiquid securities is as follows:

					Valuation per
		Acquisition		Cost per	Share as of
Fund	Security	Date	Shares	Share	April 30, 2010

Davis Global Fund	Oaktree Capital Group LLC, Class A	09/14/07	22,700	$34.55	$35.00

NOTE 9 - SUBSEQUENT EVENTS

Fund management has determined that no material events or transactions occurred subsequent to April 30, 2010 and through the issuance of the financial statements, which required adjustments and/or additional disclosure.

DAVIS NEW YORK VENTURE FUND, INC.

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Global Fund Class A:
Six months ended April 30, 2010d	$11.28	$0.02e	$1.10	$1.12
Year ended October 31, 2009	$8.51	$0.07e	$2.75	$2.82
Year ended October 31, 2008	$18.70	$0.15e	$(10.16)	$(10.01)
Year ended October 31, 2007	$13.70	$0.05e	$5.23	$5.28
Year ended October 31, 2006	$10.83	$0.05	$2.95	$3.00
Period from December 22, 2004g to October 31, 2005	$10.00	$0.10	$0.75	$0.85
Davis Global Fund Class B:
Six months ended April 30, 2010d	$11.07	$(0.05)e	$1.08	$1.03
Year ended October 31, 2009	$8.39	$(0.02)e	$2.70	$2.68
Year ended October 31, 2008	$18.52	$(0.01)e	$(10.02)	$(10.03)
Year ended October 31, 2007	$13.57	$(0.13)e	$5.22	$5.09
Year ended October 31, 2006	$10.76	$(0.09)	$2.93	$2.84
Period from December 22, 2004g to October 31, 2005	$10.00	$0.03	$0.73	$0.76
Davis Global Fund Class C:
Six months ended April 30, 2010d	$11.07	$(0.04)e	$1.08	$1.04
Year ended October 31, 2009	$8.39	$(0.02)e	$2.70	$2.68
Year ended October 31, 2008	$18.52	$0.01e	$(10.04)	$(10.03)
Year ended October 31, 2007	$13.58	$(0.11)e	$5.19	$5.08
Year ended October 31, 2006	$10.75	$(0.08)	$2.94	$2.86
Period from December 22, 2004g to October 31, 2005	$10.00	$0.03	$0.72	$0.75
Davis Global Fund Class Y:
Six months ended April 30, 2010d	$11.27	$0.04e	$1.09	$1.13
Year ended October 31, 2009	$8.51	$0.08e	$2.76	$2.84
Year ended October 31, 2008	$18.71	$0.20e	$(10.17)	$(9.97)
Period from July 25, 2007g to October 31, 2007	$17.20	$–h	$1.51	$1.51
Davis International Fund Class A:
Six months ended April 30, 2010d	$7.89	$–h	$0.66	$0.66
Year ended October 31, 2009	$6.15	$0.07	$1.79	$1.86
Year ended October 31, 2008	$13.48	$0.15	$(7.37)	$(7.22)
Period from December 29, 2006g to October 31, 2007	$10.00	$0.03	$3.45	$3.48
Davis International Fund Class B:
Six months ended April 30, 2010d	$7.82	$(0.03)e	$0.65	$0.62
Year ended October 31, 2009	$6.06	$–h	$1.78	$1.78
Year ended October 31, 2008	$13.36	$0.04	$(7.29)	$(7.25)
Period from December 29, 2006g to October 31, 2007	$10.00	$(0.06)	$3.42	$3.36

Financial Highlights

Dividends and Distributions Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Returna	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratiob	Net Investment Income (Loss) Ratio	Portfolio Turnoverc

$(0.09)	$–	$–	$(0.09)	$12.31	9.94%	$46,193	1.06%f	1.06%f	0.39%f	17%
$(0.05)	$–	$–	$(0.05)	$11.28	33.32%	$41,456	1.31%	1.30%	0.73%	32%
$(0.08)	$(0.10)	$–	$(0.18)	$8.51	(54.01)%	$32,172	1.26%	1.26%	1.07%	19%
$(0.22)	$(0.06)	$–	$(0.28)	$18.70	39.13%	$55,104	1.48%	1.30%	0.32%	10%
$(0.13)	$–	$–	$(0.13)	$13.70	27.96%	$16,716	1.24%	1.24%	0.43%	10%
$(0.02)	$–	$–	$(0.02)	$10.83	8.47%	$10,837	1.65%f	1.30%f	1.26%f	–%

$–	$–	$–	$–	$12.10	9.30%	$3,229	2.27%f	2.27%f	(0.82)%f	17%
$–	$–	$–	$–	$11.07	31.94%	$3,034	2.57%	2.30%	(0.27)%	32%
$–	$(0.10)	$–	$(0.10)	$8.39	(54.43)%	$2,721	2.30%	2.30%	(0.05)%	19%
$(0.08)	$(0.06)	$–	$(0.14)	$18.52	37.80%	$5,676	2.73%	2.30%	(0.68)%	10%
$(0.03)	$–	$–	$(0.03)	$13.57	26.41%	$1	12.99%	2.30%	(0.63)%	10%
$–	$–	$–	$–	$10.76	7.60%	$1	2.65%f	2.30%f	0.26%f	–%

$–	$–	$–	$–	$12.11	9.39%	$11,159	2.05%f	2.05%f	(0.60)%f	17%
$–	$–	$–	$–	$11.07	31.94%	$9,570	2.33%	2.30%	(0.27)%	32%
$–	$(0.10)	$–	$(0.10)	$8.39	(54.43)%	$10,548	2.19%	2.19%	0.05%	19%
$(0.08)	$(0.06)	$–	$(0.14)	$18.52	37.70%	$17,890	2.56%	2.30%	(0.68)%	10%
$(0.03)	$–	$–	$(0.03)	$13.58	26.62%	$1	13.31%	2.30%	(0.63)%	10%
$–	$–	$–	$–	$10.75	7.50%	$1	2.65%f	2.30%f	0.26%f	–%

$(0.12)	$–	$–	$(0.12)	$12.28	9.99%	$21,804	0.82%f	0.82%f	0.63%f	17%
$(0.08)	$–	$–	$(0.08)	$11.27	33.70%	$14,012	1.04%	1.04%	0.99%	32%
$(0.13)	$(0.10)	$–	$(0.23)	$8.51	(53.91)%	$8,364	1.04%	1.04%	1.29%	19%
$–	$–	$–	$–	$18.71	8.78%	$1,007	3.64%f	1.05%f	0.13%f	10%

$(0.08)	$–	$–	$(0.08)	$8.47	8.36%	$14,383	1.72%f	1.30%f	(0.04)%f	13%
$(0.12)	$–	$–	$(0.12)	$7.89	30.80%	$13,121	1.38%	1.30%	1.04%	25%
$(0.06)	$(0.05)	$–	$(0.11)	$6.15	(53.97)%	$10,045	1.25%	1.25%	1.42%	13%
$–	$–	$–	$–	$13.48	34.80%	$20,508	1.35% f	1.30% f	0.39% f	4%

$(0.01)	$–	$–	$(0.01)	$8.43	7.93%	$50	9.41%f	2.30%f	(1.04)%f	13%
$(0.02)	$–	$–	$(0.02)	$7.82	29.54%	$2	9.98%	2.30%	0.04%	25%
$–	$(0.05)	$–	$(0.05)	$6.06	(54.46)%	$2	7.27%	2.30%	0.37%	13%
$–	$–	$–	$–	$13.36	33.60%	$3	26.19% f	2.30% f	(0.61)% f	4%

DAVIS NEW YORK VENTURE FUND, INC.

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis International Fund Class C:
Six months ended April 30, 2010d	$7.82	$–e,h	$0.62	$0.62
Year ended October 31, 2009	$6.07	$–h	$1.77	$1.77
Year ended October 31, 2008	$13.37	$0.04	$(7.29)	$(7.25)
Period from December 29, 2006g to October 31, 2007	$10.00	$(0.05)	$3.42	$3.37
Davis International Fund Class Y:
Period from December 31, 2009g to April 30, 2010d	$8.40	$0.01e	$0.07	$0.08

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.  Sales charges are not reflected in the total returns.  Total returns are not annualized for periods of less than one year.

b	The ratios in this column reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.
c
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period.  Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

Financial Highlights – (Continued)

Dividends and Distributions Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Returna	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratiob	Net Investment Income (Loss) Ratio	Portfolio Turnoverc

$(0.01)	$–	$–	$(0.01)	$8.43	7.93%	$40	21.86%f	2.30%f	(1.04)%f	13%
$(0.02)	$–	$–	$(0.02)	$7.82	29.32%	$2	10.17%	2.30%	0.04%	25%
$–	$(0.05)	$–	$(0.05)	$6.07	(54.42)%	$2	7.31%	2.30%	0.37%	13%
$–	$–	$–	$–	$13.37	33.70%	$3	26.19% f	2.30% f	(0.61)% f	4%

$–	$–	$–	$–	$8.48	0.95%	$167	14.03%f	1.05%f	1.55%f	13%

d	Unaudited.
e	Per share calculations were based on average shares outstanding for the period.
f	Annualized.
g	Inception date of class.
h	Less than $0.005 per share.
See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND, INC.	Director Approval of Advisory Agreements

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepared questions submitted to Davis Advisors in anticipation of the annual contract review. The Independent Directors were provided with responsive background material (including recent investment performance data), and their counsel provided guidance, prior to a separate contract review meeting held in March 2010 where the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements was in the best interest of Davis Global Fund and Davis International Fund and their shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors’ recommendation to renew the Advisory Agreements.

The Independent Directors considered not only the investment performance of each Fund, but also the full range and quality of services provided by Davis Advisors to each Fund and their shareholders, including whether it:

1.	Achieves satisfactory investment results over the long-term after all costs;
2.
Handles shareholder transactions, inquiries, requests, and records efficiently and effectively, and provides quality accounting, legal, and compliance services, and oversight of third party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder’s ultimate return is the product of a fund’s results as well as the shareholder’s behavior, specifically in selecting when to invest or redeem.  The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

Davis Advisors and members of the Davis family are some of the largest shareholders in the Davis Funds. The Independent Directors concluded that this investment tends to align Davis Advisors’ and the Davis family’s interests with other shareholders, as they face the same risks, pay the same fees, and are motivated to achieve satisfactory long-term returns. In addition, the Independent Directors concluded that significant investments by Davis Advisors and the Davis family have contributed to the economies of scale which have lowered fees and expenses for Davis Funds’ shareholders over time.

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors are also important in assessing whether Davis Fund shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data may be informative, the judgment of the Independent Directors must take many factors, including those listed below, into consideration in representing the shareholders of the Davis Funds.  In connection with reviewing comparative performance information, the Independent Directors generally give weight to longer-term measurements.

The Independent Directors expect Davis Advisors to employ a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy.

DAVIS NEW YORK VENTURE FUND, INC.	Director Approval of Advisory Agreements – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) focus on tax efficiency; (c) record of generally producing satisfactory after tax results over longer-term periods; (d) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (e) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors reviewed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedules and breakpoints of each of the Funds, including an assessment of competitive fee schedules.

The Independent Directors reviewed the management fee schedule for each Fund, profitability of each Fund to Davis Advisors, the extent to which economies of scale might be realized if the Funds’ net assets increase, and whether the fee level reflects those potential economies of scale. The Independent Directors considered the nature, quality and extent of the services being provided to each Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Funds, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

Davis Global Fund

The Independent Directors noted that Davis Global Fund had out-performed its benchmark, the Morgan Stanley Capital International All Country World Index, over the 1-year, 3-year, 5-year, and since inception (December 22, 2004) time periods ended February 28, 2010. The Fund out-performed the average performance of its peer group as determined by an independent service provider over the 1-year and 5-year time periods and performed in line with its peers over the 3-year time period, all ended December 31, 2009.

Effective July 1, 2009, Davis Advisors voluntarily and permanently reduced all management fee breakpoints above 0.55% to 0.55%. The former fee schedules for Davis Global Fund began at 0.75% and declined from there in a series of breakpoints. Davis Global Fund now has a flat fee of 0.55% (resulting in a fee which the Independent Directors noted was both lower than under its previous schedule and lower than the average fees of its peer group as determined by an independent service provider).

The Independent Directors also considered the total expense ratio for Davis Global Fund, noting that the expenses were reasonable and below the average ratios of its peer group as determined by an independent service provider. The Independent Directors noted that the Adviser has capped expenses through March 1, 2011.

Davis International Fund

The Independent Directors noted that Davis International Fund had out-performed its benchmark, the Morgan Stanley Capital International All Country World Index ex USA, over the 1-year, 3-year, and since inception (December 29, 2006) time periods ended February 28, 2010. The Fund out-performed the average performance of its peer group as determined by an independent service provider over the 1-year and 3-year time periods ended December 31, 2009.

Effective July 1, 2009, Davis Advisors voluntarily and permanently reduced all management fee breakpoints above 0.55% to 0.55%. The former fee schedules for Davis International Fund began at 0.75% and declined from there in a series of breakpoints. Davis International Fund now has a flat fee of 0.55% (resulting in a fee which the Independent Directors noted was both lower than under its previous schedule and lower than the average fees of its peer group as determined by an independent service provider).

DAVIS NEW YORK VENTURE FUND, INC.	Director Approval of Advisory Agreements – (Continued)

Davis International Fund – (Continued)

The Independent Directors also considered the total expense ratio for Davis International Fund, noting that the expenses were reasonable and below the average ratios of its peer group as determined by an independent service provider. The Independent Directors noted that the Adviser has capped expenses through March 1, 2011.

Approval of Advisory Arrangements

The Independent Directors concluded that Davis Advisors had provided Davis Global Fund and Davis International Fund and their shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder-oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fees for Davis Global Fund and Davis International Fund were reasonable in light of the nature, quality and extent of the services being provided to the Funds, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of their peer groups as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements was in the best interest of each Fund and their shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

DAVIS NEW YORK VENTURE FUND, INC.	Fund Information

Portfolio Proxy Voting Policies and Procedures

The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds.  A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.  The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available without charge, upon request, by calling 1-800-279-0279 or on the Funds’ website at www.davisfunds.com or on the SEC’s website at www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS NEW YORK VENTURE FUND, INC.	Privacy Notice and Householding

Privacy Notice

While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us.  We use this information to process your requests and transactions; for example, to provide you with additional information about our Funds, to open an account for you, or to process a transaction.  In order to service your account and execute your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent.  We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services.  We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made.  We do not provide customer names and addresses to outside firms, organizations or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you.  We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Householding

To avoid sending duplicate copies of materials to households, the Funds will mail only one copy of each prospectus, Annual and Semi-Annual Report to shareholders having the same last name and address on the Funds’ records.  The consolidation of these mailings, called householding, benefits the Funds through reduced mailing expense.  If you do not want the mailing of these documents to be combined with those to other members of your household, please contact the Davis Funds by phone at 1-800-279-0279.  Individual copies of current prospectuses and reports will be sent to you within 30 days after the Funds receive your request to stop householding.

DAVIS NEW YORK VENTURE FUND, INC.	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of CenterPoint Properties Trust (REIT); Co-chairman and Chief Executive Officer for 22 years (until 2006).	13	Director, DCT Industrial Trust (REIT).

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, Washington Post Co. (newspaper publisher); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

G. Bernard Hamilton (03/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M-HILL Companies, Ltd. (engineering).	13	Director, Trow Global Holdings Inc. (engineering & consulting).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (investment management firm) since June 2002.	13	none

Christian R. Sonne (05/06/36)	Director	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm).	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) since 2007; former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (REIT).	13
Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering); Director, Fifth Third Bancorp (diversified financial services).

DAVIS NEW YORK VENTURE FUND, INC.	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	10
Director, Davis Variable Account Fund, Inc. (consisting of three portfolios); Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (newspaper publisher).

*      Christopher C. Davis owns partnership units (directly, indirectly, or both) of the Adviser and is considered to be an “interested person” of the Funds as defined in the Investment Company Act of 1940.

Officers

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). President or Vice President of each of the Davis Funds (consisting of 13 portfolios) and Selected Funds (consisting of three portfolios); President, Davis Selected Advisers, L.P., serves as an executive officer in certain companies affiliated with the Adviser; Director of Davis Series, Inc. (consisting of six portfolios) and the Selected Funds (consisting of three portfolios).

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President, Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 03/07/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (a law firm); counsel to the Independent Directors and the Davis Funds.

DAVIS NEW YORK VENTURE FUND, INC.

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Overnight Address:
30 Dan Road
Canton, Massachusetts 02021-2809

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Global Fund and Davis International Fund,  including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report.  The Funds’ Statement of Additional Information contains additional information about the Funds’ Directors and is available without charge upon request by calling 1-800-279-0279 and on the Funds’ website at www.davisfunds.com. Quarterly Fact sheets are available on the Funds’ website at www.davisfunds.com.

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

(a)(1) Not Applicable

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not Applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: June 28, 2010

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: June 28, 2010